INVESTMENTS IN NON-CONSOLIDATED COMPANIES	12 Months Ended
Dec. 31, 2018
Disclosure of interests in other entities [Abstract]
INVESTMENTS IN NON-CONSOLIDATED COMPANIES

	As of December 31,
	2018	2017

At the beginning of the year	478,348	418,379

Equity in earnings (losses) of non-consolidated companies	102,772	68,115
Other comprehensive income	(77,042)	(4,786)
Dividends from non-consolidated companies	(8,837)	(3,360)

At the end of the year	495,241	478,348

The principal investments in non-consolidated companies, all of which are unlisted, except for Usiminas, are:

			Voting rights at		Value at
Company	Country of incorporation	Main activity	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS	Brazil	Manufacturing and selling of steel products	34.39%	34.39%	480,084	466,299
Techgen S.A. de C.V.	Mexico	Provision of electric power	48.00%	48.00%	10,291	6,862
Other non-consolidated companies (1)					4,866	5,187

					495,241	478,348

(1)	It includes the investment held in Finma S.A.I.F., Techinst S.A., Recrotek S.R.L. de C.V. and Gas Industrial de Monterrey S.A. de C.V.

(a)	Usinas Siderurgicas de Minas Gerais S.A. – USIMINAS
Ternium, through its subsidiaries Ternium Investments S.à r.l. (“Ternium Investments”), Ternium Argentina S.A. (“Ternium Argentina”) and Prosid Investments S.A. (“Prosid”), owns a total of 242.6 million ordinary shares and 8.5 million preferred shares, representing 20.5% of the issued and outstanding share capital of Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS (“Usiminas”), the largest flat steel producer in Brazil for the energy, automotive and other industries.

Ternium Investments, Ternium Argentina and Prosid, together with Tenaris S.A.’s Brazilian subsidiary Confab Industrial S.A. (“TenarisConfab”), are part of Usiminas’ control group, comprising the so-called T/T Group. The other members of Usiminas’ control group are Previdência Usiminas (Usiminas’ employee pension fund) and the so-called NSSMC Group, comprising Nippon Steel & Sumitomo Metal Corporation Group (“NSSMC”), Nippon Usiminas Co., Ltd., Metal One Corporation and Mitsubishi Corporation do Brasil, S.A.
On April 10, 2018, the T/T Group, the NSSMC Group and Previdência Usiminas entered into a new shareholders’ agreement (the “New SHA”) to govern their relations as shareholders and members of the control group of Usiminas. The New SHA sets forth Usiminas’ corporate governance rules, including, among others, an alternation mechanism for the nomination of each of the chief executive officer and the chairman of the board of directors, as well as a mechanism for the nomination of other members of Usiminas’ executive board. The right to nominate Usimina’s chief executive officer and chairman will alternate between Ternium and NSSMC at every 4-year interval, comprising two consecutive 2-year terms. For the initial four years, Ternium will be entitled to nominate the CEO and NSSMC will be entitled to nominate the chairman. The executive board will be composed of six members, including the chief executive officer and five vice-presidents, with Ternium and NSSMC nominating three members each.

Usiminas’ control group holds, in the aggregate, 483.6 million ordinary shares bound to the New SHA, representing approximately 68.6% of Usiminas’ voting capital, with the T/T Group holding approximately 47.1% of the total shares held by the control group (39.5% corresponding to Ternium and the other 7.5% corresponding to TenarisConfab); the NSSMC Group holding approximately 45.9% of the total shares held by the control group; and Previdência Usiminas holding the remaining 7% of the total shares held by the control group.

The New SHA provides for an exit mechanism consisting of a buy-and-sell procedure, exercisable at any time during the term of the New SHA after November 16, 2022. Such exit mechanism shall apply with respect to shares held by the NSSMC Group and the T/T Group, and would allow either Ternium or NSSMC to purchase all or a majority of the Usiminas shares held by the other shareholder group.

The 51.4 million ordinary shares of Usiminas acquired by Ternium on October 30, 2014 and 6.7 million ordinary shares acquired by NSSMC prior to execution of the January 16, 2012 shareholders’ agreement remain free from any transfer restrictions under the New SHA and will not be subject to the exit mechanism described above.

As of December 31, 2018, the closing price of the Usiminas ordinary and preferred shares, as quoted on the BM&F Bovespa Stock Exchange, was BRL 11.44 (approximately $2.95; December 31, 2017: BRL10.83 - $3.27) per ordinary share and BRL9.22 (approximately $2.38; December 31, 2017: BRL9.10 - $2.75) per preferred share, respectively. Accordingly, as of December 31, 2018, Ternium’s ownership stake had a market value of approximately $736.5 million and a carrying value of $480.1 million.

The Company reviews periodically the recoverability of its investment in Usiminas. To determine the recoverable value, the Company estimates the value in use of the investment by calculating the present value of the expected cash flows or its fair value less costs of disposal.

Usiminas financial restructuring process (that started in April 2016 with the capital increase) was completed by the end of August 2017. The completion of this process together with the higher share price since June 2016, and the improvement in business conditions may lead to an increase in the value of the investment in Usiminas in future periods.

As of December 31, 2018 and 2017, the value of the investment in Usiminas is comprised as follows:

	USIMINAS
Value of investment	As of December 31, 2018	As of December 31, 2017

At the beginning of the year	466,299	411,134
Share of results (1)	97,733	63,030
Other comprehensive income	(75,195)	(4,570)
Dividends	(8,753)	(3,295)

At the end of the year	480,084	466,299
(1) It includes the adjustment of the values associated to the purchase price allocation.

The investment in Usiminas is based in the following calculation:

Usiminas' shareholders' equity	3,681,815
Percentage of interest of the Company over shareholders' equity	20.43%

Interest of the Company over shareholders' equity	752,048

Purchase price allocation	71,013
Goodwill	268,255
Impairment	(611,232)

Total Investment in Usiminas	480,084

On February 14, 2019, Usiminas approved its annual accounts as of and for the year ended December 31, 2018, which state that revenues, net profit from continuing operations and shareholders’ equity amounted to $3,766 million, $193 million and $3,682 million, respectively.

	USIMINAS
Summarized balance sheet (in million $)	As of December 31, 2018	As of December 31, 2017

Assets
Non-current	4,697	5,662
Current	1,711	1,494
Other current investments	151	164
Cash and cash equivalents	286	535

Total Assets	6,845	7,855

Liabilities
Non-current	544	637
Non-current borrowings	1,389	1,707
Current	740	622
Current borrowings	121	299

Total Liabilities	2,794	3,265

Non-controlling interest	369	426

Shareholders' equity	3,682	4,164

	USIMINAS
Summarized income statement (in million $)	As of December 31, 2018	As of December 31, 2017

Net sales	3,766	3,368
Cost of sales	(3,154)	(2,854)
Gross Profit	612	514
Selling, general and administrative expenses	(213)	(206)
Other operating income (loss), net	(153)	(78)
Operating income	246	230
Financial expenses, net	15	(145)
Equity in earnings of associated companies	70	49
Profit (Loss) before income tax	331	134
Income tax benefit	(110)	(34)
Net profit (loss) before non-controlling interest	221	100
Non-controlling interest in other subsidiaries	(28)	(26)
Net profit (loss) for the year	193	74

(b)Techgen S.A. de C.V.
Techgen is a Mexican natural gas-fired combined cycle electric power plant in the Pesquería area of the State of Nuevo León, Mexico. The company started producing energy on December 1st, 2016 and is fully operational. As of February 2017, Ternium, Tenaris, and Tecpetrol International S.A. (a wholly-owned subsidiary of San Faustin S.A., the controlling shareholder of both Ternium and Tenaris) completed their investments in Techgen. Techgen is currently owned 48% by Ternium, 30% by Tecpetrol and 22% by Tenaris. Ternium and Tenaris also agreed to enter into power supply and transportation agreements with Techgen, pursuant to which Ternium and Tenaris will contract 78% and 22%, respectively, of Techgen’s power capacity of 900 megawatts. During 2017 and 2016, Techgen’s shareholders made additional investments in Techgen, in the form of subordinated loans, which in the case of Ternium amounted to $151.6 million as of December 31, 2018, and which are due in June 2020.
For commitments from Ternium in connection with Techgen, see note 25.